Accounts Receivable, Sales and Allowances - Allowance for customer deduction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		$ 63,405,691
Provision		353,111,929
Charges processed	$ (626,777,861)	(339,376,299)
Balance at end of period	91,797,063
Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	77,141,321
Provision	641,433,603
Balance at end of period		77,141,321
Chargebacks
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	32,342,377	24,311,153
Provision		202,366,801
Charges processed	(358,524,028)	(194,335,577)
Balance at end of period	38,861,232	32,342,377
Chargebacks | Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	32,342,377
Provision	365,042,883
Balance at end of period		32,342,377
Commercial rebates
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	39,233,419	30,552,734
Provision		134,525,716
Charges processed	(247,918,695)	(125,845,031)
Balance at end of period	49,231,445	39,233,419
Commercial rebates | Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	39,233,419
Provision	257,916,721
Balance at end of period		39,233,419
Discounts and allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	3,484,587	3,631,326
Provision		15,387,024
Charges processed	(20,219,831)	(15,533,763)
Balance at end of period	3,510,242	3,484,587
Discounts and allowances | Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	3,484,587
Provision	20,245,486
Balance at end of period		3,484,587
Doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2,080,938	4,910,478
Provision		832,388
Charges processed	(115,307)	(3,661,928)
Balance at end of period	194,144	2,080,938
Doubtful accounts | Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2,080,938
Provision	$ (1,771,487)
Balance at end of period		$ 2,080,938